Pensions and Other Post-employment Benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of pension and other post employment plan [line items]
Cost of sales	£ 11,704	£ 11,863	£ 10,241
Selling, general and administration	11,456	11,402	9,915
Research and development	5,098	4,568	3,893
Pension and other post-employment cost	519	560	586
UK Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	255	181	246
US Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	62	120	100
Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost	189	185	190
Unfunded post retirement healthcare schemes [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	13	74	50
Pension and other post-employment cost Analysed	13	74	50
Funded defined benefit pension plans [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	341	300	369
Unfunded defined benefit pension plan [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	32	41	43
Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure of pension and other post employment plan [line items]
Cost of sales	143	149	160
Selling, general and administration	185	195	228
Research and development	59	71	74
Defined benefit pension and post retirement cost	387	415	462
Defined benefit schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	386	415	462
Defined contribution pension scheme [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	£ 133	£ 145	£ 124